Share-based compensation - Summary of Restricted Shares Activities (Details) - 2020 Incentive Plan [Member] - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of restricted shares
Unvested at beginning of period	17,656,965	16,858,050	25,884,375
Granted	3,764,500	12,485,750	2,200,000
Vested	(4,684,535)	(11,195,165)	(9,509,660)
Forfeited	(1,226,170)	(491,670)	(1,716,665)
Unvested at end of period	15,510,760	17,656,965	16,858,050
Expected to vest	11,633,070	13,242,724	12,643,538
Weighted-Average Grant-Date Fair Value
Weighted-average grant-date fair value	$ 0.32	$ 0.36	$ 0.31